Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 11
Entity Registrant Name	AMERICAN BATTERY MATERIALS INC.
Entity Central Index Key	0001487718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 West Putnam Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, Address Line Three	Greenwich
Entity Address, City or Town	Connecticut 06830
City Area Code	(800)
Local Phone Number	998-7962
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	500 West Putnam Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, Address Line Three	Greenwich
Entity Address, City or Town	Connecticut 06830
City Area Code	(800)
Local Phone Number	998-7962
Contact Personnel Name	David E. Graber